UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6042

Name of Fund: The Europe Fund, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, The Europe Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 12/31/05

Date of reporting period: 01/01/05 - 03/31/05

Item 1 - Schedule of Investments

The Europe Fund, Inc.

Schedule of Investments as of March 31, 2005

                                                                   Shares                                          (in U.S. dollars)
Country         Industry*                                            Held    Common Stocks                               Value
-----------------------------------------------------------------------------------------------------------------------------------
Belgium - 1.0%  Commercial Banks - 1.0%                            14,842    KBC Groupe                               $   1,254,772
                -------------------------------------------------------------------------------------------------------------------
                                                                             Total Common Stocks in Belgium               1,254,772
-----------------------------------------------------------------------------------------------------------------------------------
Finland - 1.0%  Communications Equipment - 1.0%                    75,008    Nokia Oyj                                    1,165,907
                -------------------------------------------------------------------------------------------------------------------
                                                                             Total Common Stocks in Finland               1,165,907
-----------------------------------------------------------------------------------------------------------------------------------
France - 27.0%  Commercial Banks - 3.0%                            22,000    BNP Paribas SA                               1,562,565
                                                                   20,989    Credit Agricole SA                             572,026
                                                                   14,404    Societe Generale 'A'                         1,500,417
                                                                                                                      -------------
                                                                                                                          3,635,008
                -------------------------------------------------------------------------------------------------------------------
                Communications Equipment - 0.4%                    35,000  + Alcatel SA                                     425,764
                -------------------------------------------------------------------------------------------------------------------
                Computers & Peripherals - 0.1%                     22,625    Lectra Systemes                                147,317
                -------------------------------------------------------------------------------------------------------------------
                Construction & Engineering - 1.0%                   9,827    Eiffage SA                                   1,136,675
                -------------------------------------------------------------------------------------------------------------------
                Diversified Telecommunication Services - 1.0%      38,000    France Telecom SA                            1,140,830
                -------------------------------------------------------------------------------------------------------------------
                Electrical Equipment - 1.8%                     1,726,615  + Alstom                                       1,481,033
                                                                    9,231    Schneider Electric SA                          725,221
                                                                                                                      -------------
                                                                                                                          2,206,254
                -------------------------------------------------------------------------------------------------------------------
                Food & Staples Retailing - 0.9%                    20,000    Carrefour SA                                 1,064,151
                -------------------------------------------------------------------------------------------------------------------
                Health Care Equipment & Supplies - 0.7%            11,792    Essilor International SA                       854,393
                -------------------------------------------------------------------------------------------------------------------
                Hotels, Restaurants & Leisure - 0.6%               15,744    Accor SA                                       772,631
                -------------------------------------------------------------------------------------------------------------------
                Insurance - 1.3%                                   60,000    AXA                                          1,602,464
                -------------------------------------------------------------------------------------------------------------------
                IT Services - 6.1%                                502,899  + Altran Technologies SA                       5,620,882
                                                                   12,149  + Atos Origin                                    823,417
                                                                   26,272  + Cap Gemini SA                                  918,482
                                                                                                                      -------------
                                                                                                                          7,362,781
                -------------------------------------------------------------------------------------------------------------------
                Media - 2.4%                                       20,000    Publicis Groupe                                615,513
                                                                   73,101    Vivendi Universal SA                         2,244,979
                                                                                                                      -------------
                                                                                                                          2,860,492
                -------------------------------------------------------------------------------------------------------------------
                Multi-Utilities & Unregulated Power - 0.9%         41,305    Suez SA                                      1,114,436
                -------------------------------------------------------------------------------------------------------------------
                Oil & Gas - 3.1%                                   16,083    TotalFinaElf SA 'B'                          3,772,850
                -------------------------------------------------------------------------------------------------------------------
                Pharmaceuticals - 2.2%                             30,961    Sanofi-Aventis                               2,617,505
                -------------------------------------------------------------------------------------------------------------------
                Textiles Apparel & Luxury Goods - 1.5%             24,229    LVMH (Moet Hennessy Louis Vuitton SA)        1,816,923
                -------------------------------------------------------------------------------------------------------------------
                                                                             Total Common Stocks in France               32,530,474
-----------------------------------------------------------------------------------------------------------------------------------
Germany - 12.6% Automobiles - 0.5%                                 14,000    Bayerische Motoren Werke (BMW) AG              637,736
                -------------------------------------------------------------------------------------------------------------------
                Capital Markets - 0.6%                             49,842    MLP AG                                         726,150
                -------------------------------------------------------------------------------------------------------------------
                Commercial Banks - 1.5%                            25,535  + Bayerische Hypo-und Vereinsbank AG
                                                                             (HVB Group)                                    626,229
                                                                   55,446    Commerzbank AG                               1,206,288
                                                                                                                      -------------
                                                                                                                          1,832,517
                -------------------------------------------------------------------------------------------------------------------
                Diversified Financial Services - 3.7%              58,155    Deutsche Boerse AG                           4,383,695
                -------------------------------------------------------------------------------------------------------------------
                Diversified Telecommunication Services - 1.2%      70,000    Deutsche Telekom AG                          1,401,019
                -------------------------------------------------------------------------------------------------------------------
                Electric Utilities - 1.1%                          15,253    E.On AG                                      1,312,118
                -------------------------------------------------------------------------------------------------------------------
                Industrial Conglomerates - 0.9%                    13,266    Siemens AG                                   1,052,570
                -------------------------------------------------------------------------------------------------------------------
                Insurance - 0.9%                                    8,500    Allianz AG (Registered Shares)               1,082,053
                -------------------------------------------------------------------------------------------------------------------
                Multiline Retail - 0.5%                            60,000    KarstadtQuelle AG                              603,556
                -------------------------------------------------------------------------------------------------------------------
                Multi-Utilities & Unregulated Power - 0.5%         10,000    RWE AG                                         606,285
                -------------------------------------------------------------------------------------------------------------------
                Pharmaceuticals - 0.7%                             13,144    Schering AG                                    873,943
                -------------------------------------------------------------------------------------------------------------------
                Software - 0.5%                                     3,753    SAP AG (Systeme, Anwendungen, Produkte
                                                                             in der Datenverarbeitung)                      606,331
                -------------------------------------------------------------------------------------------------------------------
                                                                             Total Common Stocks in Germany              15,117,973
-----------------------------------------------------------------------------------------------------------------------------------
Greece - 0.6%   Commercial Banks - 0.6%                            21,832    National Bank Of Greece SA                     741,693
                -------------------------------------------------------------------------------------------------------------------
                                                                             Total Common Stocks in Greece                  741,693
-----------------------------------------------------------------------------------------------------------------------------------
Italy - 7.3%    Commercial Banks - 6.5%                           544,694    Banca Intesa SpA                             2,509,540
                                                                  765,105    Capitalia SpA                                4,003,318
                                                                  212,286    UniCredito Italiano SpA                      1,250,088
                                                                                                                      -------------
                                                                                                                          7,762,946
                -------------------------------------------------------------------------------------------------------------------
                Diversified Telecommunication Services - 0.3%     127,500    Telecom Italia RNC                             399,846
                -------------------------------------------------------------------------------------------------------------------
                Oil & Gas - 0.5%                                   23,997  + Eni SpA                                        625,000
                -------------------------------------------------------------------------------------------------------------------
                                                                             Total Common Stocks in Italy                 8,787,792
-----------------------------------------------------------------------------------------------------------------------------------

The Europe Fund, Inc.
Schedule of Investments as of March 31, 2005

                                                                   Shares                                          (in U.S. dollars)
Country         Industry*                                            Held    Common Stocks                               Value
-----------------------------------------------------------------------------------------------------------------------------------
Netherlands -   Commercial Services & Supplies - 1.0%              67,500    Vedior NV 'A'                            $   1,203,603
5.3%            -------------------------------------------------------------------------------------------------------------------
                Diversified Financial Services - 3.0%              87,206    Euronext NV                                  3,111,100
                                                                   15,842    ING Groep NV                                   479,724
                                                                                                                      -------------
                                                                                                                          3,590,824
                -------------------------------------------------------------------------------------------------------------------
                Food & Staples Retailing - 1.3%                   182,747  + Koninklijke Ahold NV                         1,534,292
                -------------------------------------------------------------------------------------------------------------------
                                                                             Total Common Stocks in the Netherlands       6,328,719
-----------------------------------------------------------------------------------------------------------------------------------
Spain - 4.3%    Diversified Telecommunication Services - 1.1%      72,929  + Telefonica SA                                1,273,869
                -------------------------------------------------------------------------------------------------------------------
                Electric Utilities - 0.8%                          38,451    Red Electrica De Espana                        954,479
                -------------------------------------------------------------------------------------------------------------------
                Oil & Gas - 0.8%                                   36,376    Repsol YPF SA                                  965,375
                -------------------------------------------------------------------------------------------------------------------
                Tobacco - 1.6%                                     47,798    Altadis SA                                   1,959,902
                -------------------------------------------------------------------------------------------------------------------
                                                                             Total Common Stocks in Spain                 5,153,625
-----------------------------------------------------------------------------------------------------------------------------------
Sweden - 3.6%   Commercial Services & Supplies - 1.0%              75,000  + Securitas AB 'B'                             1,203,288
                -------------------------------------------------------------------------------------------------------------------
                Communications Equipment - 1.8%                   782,616    Telefonaktiebolaget LM Ericsson AB 'B'       2,211,219
                -------------------------------------------------------------------------------------------------------------------
                Insurance - 0.8%                                  188,859    Skandia Forsakrings AB                         962,636
                -------------------------------------------------------------------------------------------------------------------
                                                                             Total Common Stocks in Sweden                4,377,143
-----------------------------------------------------------------------------------------------------------------------------------
Switzerland -   Capital Markets - 3.0%                             40,000    Credit Suisse Group (Registered Shares)      1,723,299
11.0%                                                              22,000    UBS AG (Registered Shares)                   1,864,250
                                                                                                                      -------------
                                                                                                                          3,587,549
                -------------------------------------------------------------------------------------------------------------------
                Electrical Equipment - 1.3%                       240,000  + ABB Ltd.                                     1,496,099
                -------------------------------------------------------------------------------------------------------------------
                Food Products - 1.3%                                5,848    Nestle SA (Registered Shares)                1,605,636
                -------------------------------------------------------------------------------------------------------------------
                Hotels, Restaurants & Leisure - 1.9%                5,100  + Kuoni Reisen Holding AG (Registered
                                                                             Shares)                                      2,263,529
                -------------------------------------------------------------------------------------------------------------------
                Pharmaceuticals - 3.5%                             38,238    Novartis AG (Registered Shares)              1,790,150
                                                                   22,613    Roche Holding AG (Genuss)                    2,432,240
                                                                                                                      -------------
                                                                                                                          4,222,390
                -------------------------------------------------------------------------------------------------------------------
                                                                             Total Common Stocks in Switzerland          13,175,203
-----------------------------------------------------------------------------------------------------------------------------------
United          Aerospace & Defense - 0.5%                        121,244    BAE Systems Plc                                594,524
Kingdom -       -------------------------------------------------------------------------------------------------------------------
25.3%           Capital Markets - 0.9%                             39,523    Man Group Plc                                1,026,145
                -------------------------------------------------------------------------------------------------------------------
                Commercial Banks - 4.8%                           165,000    Barclays Plc                                 1,686,759
                                                                  152,294    HSBC Holdings Plc                            2,408,686
                                                                   51,119    Royal Bank of Scotland Group Plc             1,626,658
                                                                                                                      -------------
                                                                                                                          5,722,103
                -------------------------------------------------------------------------------------------------------------------
                Hotels, Restaurants & Leisure - 1.5%               18,035    Carnival Plc                                   990,339
                                                                  140,000    Hilton Group Plc                               796,281
                                                                                                                      -------------
                                                                                                                          1,786,620
                -------------------------------------------------------------------------------------------------------------------
                Industrial Conglomerates - 1.1%                    80,199    Smiths Group Plc                             1,290,404
                -------------------------------------------------------------------------------------------------------------------
                Insurance - 0.5%                                   66,216    Prudential Plc                                 633,119
                -------------------------------------------------------------------------------------------------------------------
                Oil & Gas - 7.2%                                  154,414    BG Group Plc                                 1,199,954
                                                                  291,083    BP Amoco Plc                                 3,016,931
                                                                  500,000    Shell Transport & Trading Company Plc        4,487,821
                                                                                                                      -------------
                                                                                                                          8,704,706
                -------------------------------------------------------------------------------------------------------------------
                Pharmaceuticals - 3.3%                             27,500    AstraZeneca Group Plc                        1,083,974
                                                                  125,600    GlaxoSmithKline Plc                          2,878,872
                                                                                                                      -------------
                                                                                                                          3,962,846
                -------------------------------------------------------------------------------------------------------------------
                Media - 0.5%                                       79,576    Reuters Group Plc                              613,499
                -------------------------------------------------------------------------------------------------------------------
                Software - 1.7%                                 2,500,000  + Innovation Group Plc                         2,102,190
                -------------------------------------------------------------------------------------------------------------------
                Wireless Telecommunication Services - 3.3%      1,493,105    Vodafone Group Plc                           3,964,045
                -------------------------------------------------------------------------------------------------------------------
                                                                             Total Common Stocks in the
                                                                             United Kingdom                              30,400,201
-----------------------------------------------------------------------------------------------------------------------------------
                                                                             Total Common Stocks
                                                                             (Cost - $98,557,673) - 99.0%               119,033,502
-----------------------------------------------------------------------------------------------------------------------------------

The Europe Fund, Inc.
Schedule of Investments as of March 31, 2005

                                                                   Shares                                          (in U.S. dollars)
Country         Industry*                                            Held    Preferred Stocks                            Value
-----------------------------------------------------------------------------------------------------------------------------------
Germany - 1.3%  Automobiles - 0.7%                                  1,209    Porsche AG-PFD                           $     879,913
                -------------------------------------------------------------------------------------------------------------------
                Media - 0.6%                                       35,000    ProSieben SAT.1 Media AG                       657,751
                -------------------------------------------------------------------------------------------------------------------
                                                                             Total Preferred Stocks
                                                                             (Cost - $1,459,710) - 1.3%                   1,537,664
-----------------------------------------------------------------------------------------------------------------------------------

                                                                             Warrants
-----------------------------------------------------------------------------------------------------------------------------------
United          Capital Markets - 0.2%                            500,000  + UBS AG - CW05 (ABB Ltd.) (a)                   205,554
Kingdom - 0.2%  -------------------------------------------------------------------------------------------------------------------
                                                                             Total Warrants (Cost - $141,433) - 0.2%        205,554
-----------------------------------------------------------------------------------------------------------------------------------
                Total Investments (Cost - $100,158,816**) - 100.5%                                                      120,776,720

                Other Assets Less Liabilities -(0.5%)                                                                      (543,010)
                                                                                                                      -------------
                Net Assets - 100.0%                                                                                   $ 120,233,710
                                                                                                                      =============

* For Fund compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
** The cost and unrealized appreciation (depreciation) of investments as of March 31, 2005, as computed for federal income tax purposes, were as follows:

     Aggregate cost.........................................      $ 101,426,035
                                                                  =============
     Gross unrealized appreciation..........................      $  21,935,088
     Gross unrealized depreciation..........................         (2,584,403)
                                                                  -------------
     Net unrealized appreciation............................      $  19,350,685
                                                                  =============

+     Non-income producing security.
(a)   Each warrant entitles the holder to purchase 1 share of ABB Ltd. at CHF
      5.55 per share. The warrants are held exercisable until November 18. 2005.

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Europe Fund, Inc.


By: /s/ Robert C. Doll, Jr.
    ---------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    The Europe Fund, Inc.

Date: May 23, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    ---------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    The Europe Fund, Inc.

Date: May 23, 2005


By: /s/ Donald C. Burke
    ---------------------------
    Donald C. Burke
    Chief Financial Officer
    The Europe Fund, Inc.

Date: May 23, 2005